Fair Value Measurements, Valuation Techniques - Nonrecurring Basis (Details) - Nonrecurring [Member] $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities	$ 2,792	$ 4,021
Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities	$ 1,791	$ 2,570
Equity Securities, FV-NI, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]	Valuation, Market Approach [Member]
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities	$ 393	$ 1,309
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	(1.000)	(1.000)
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	(0.049)	0.023
Fair value, inputs, level 3 [Member] | Measurement input, market comparability adjustment [Member] | Weighted average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	(0.491)	(0.361)
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities	$ 1,398	$ 1,261
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	1.1	0.9
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	44.1	8.9
Fair value, inputs, level 3 [Member] | Measurement input, multiples [Member] | Weighted average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Equity securities, measurement input	12.3	2.9